Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13: COMMITMENTS AND CONTINGENCIES
As of December 31, 2016, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (December 31, 2015: $590) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2018.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts can be reasonably estimated, based upon facts known on the date the financial statements were prepared. Although the Company cannot predict with certainty the ultimate resolutions of these matters, in the opinion of management, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company's financial position, results of operations or liquidity.

As of December 31, 2016, Navios Logistics had obligations related to the acquisition of three new pushboats and the expansion of its dry port facility of $10,933 and $8,734, respectively, until the third quarter of 2017.

Navios Logistics had a dispute with Vale regarding the termination date of a COA contract, which was under arbitration proceedings in New York. Navios Logistics has received full security for its claim to date. As of December 31, 2016, related to this arbitration, Navios Logistics issued a letter of credit amounting to $2,900 and the total amount was collateralized by a cash deposit, which was presented as restricted cash in the accompanying balance sheets. For details on the New York arbitration ruling in favor of Navios Logistics, please see Note 25.

On March 30, 2016, Navios Logistics received written notice from Vale stating that Vale will not be performing the service contract entered into between CNSA and Vale on September 27, 2013, relating to the iron ore port facility currently under construction in Nueva Palmira, Uruguay. Navios Logistics initiated arbitration proceedings in London on June 10, 2016 pursuant to the dispute resolution provisions of the service contract. On December 20, 2016, a London arbitration tribunal ruled that the Vale port contract remains in full force and effect. If Vale were to further repudiate or renounce the contract, Navios Logistics may elect to terminate the contract and then would be entitled to damages calculated by reference to guaranteed volumes and agreed tariffs for the remaining period of the contract.

On April 1, 2016, Navios Holdings was named as a defendant in a putative shareholder derivative lawsuit brought by two alleged shareholders of Navios Acquisition purportedly on behalf of nominal defendant, Navios Acquisition, in the United States District Court for the Southern District of New York, captioned Metropolitan Capital Advisors International Ltd., et al. v. Navios Maritime Holdings, Inc. et al., No. 1:16-cv-02437. The lawsuit challenged the March 9, 2016 loan agreement between Navios Holdings and Navios Acquisition pursuant to which Navios Acquisition agreed to provide a $50,000 credit facility (the “Revolver”) to Navios Holdings.

On April 14, 2016, Navios Holdings and Navios Acquisition announced that the Revolver had been cancelled, and that no borrowings had been made under the Revolver. In June 2016, the parties reached an agreement resolving the plaintiffs' application for attorneys' fees and expenses which was approved by an order of the Court. The litigation was dismissed upon notice of the order being provided to Navios Acquisition's shareholders via the inclusion of the order as an attachment to a Navios Acquisition Form 6-K and the payment of $775 by Navios Acquisition in satisfaction of the plaintiffs' request for attorneys' fees and expenses. A copy of the order was provided as an exhibit to Navios Acquisition's Form 6-K filed with the Securities and Exchange Commission on June 9, 2016.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through 2026.